Organization and Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2012
Spi Spo and Spp [Member]
Foreign Currency Used Name	Swiss francs - CHF
SPLAM [Member]
Foreign Currency Used Name	Brazilian Real - BRL
Spmsa and Sphsa [Member]
Foreign Currency Used Name	South African Rand - ZAR